Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of taxable income/(loss) before income taxes by jurisdiction

Taxable income/(loss) before income taxes by jurisdiction are as follows:

	Years Ended December 31,
	2024	2023	2022
Labuan	$26,190	$25,263	$38,447
Malaysia	1,280,329	684,759	(80,931)
Singapore	121,780	64,217	33,824
Total tax expenses (benefits)	$1,428,299	$774,239	$(8,660)

Schedule of reconciliations of the statutory income tax rate and effective income tax rate

Reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follow:

	Years Ended December 31,
	2024	2023	2022
Income tax expense at Labuan statutory rate	$26,247	$25,375	$38,334
Income tax expense at Malaysia statutory rate	613,388	710,438	368,799
Income tax expense at Singapore statutory rate	110,461	91,240	108,987
Increases (decreases) due to:
Other adjustments	743,918	(177,593)	391,723
Temporary differences	(9,092)	13,072	(844,343)
Other exemption, rebate and credit	(26,038)	(56,397)	(22,106)
Foreign tax credit	-	-	(61,909)
(Over) Under provision in prior years	(30,585)	168,104	11,855
Tax expense (benefits), net	$1,428,299	$774,239	$(8,660)